ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,252,615	39,162,618
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets	24,458,906	27,958,402
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,851,598	28,320,373
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,635,437	4,181,835
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,216,161	24,138,538
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	29,097,591	20,163,214
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	30,055,436	28,472,926
Service concession arrangement [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,635,437	4,181,835
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	19,354,710	16,998,859
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	55,244,258	49,697,404
Debt securities [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,260,893	39,181,293
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,455,957	27,050,198
Trading equity securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	9,297,726	7,256,506
Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	9,297,726	7,256,506
Equity investments [member] | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,453,579	1,023,313
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,217,021	969,294
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	2,217,021	969,294
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	236,558	54,019
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 236,558	$ 54,019